Borrowings - Narrative (Details) € in Thousands					1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 06, 2024 USD ($)	Jul. 18, 2023 USD ($)	Jul. 08, 2020 EUR (€)	May 01, 2020	May 31, 2020 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 29, 2024 USD ($)	Jul. 18, 2024 USD ($)	Jul. 09, 2024 USD ($)	Jul. 08, 2020 USD ($)	May 31, 2020 USD ($)
Borrowings
Interest	$ 233,000
Weekly payments	27,000
Proceeds from non-convertible notes								$ 0	$ 61,361
Minimum base rate for interest					1.00%
Fixed interest rate percentage					1.00%									1.00%
Promissory Note Payable January 23 2025
Borrowings
Potential repayable advance											$ 454,000
Principal amount		$ 315,000
Interest		139,000
Weekly payments		16,000
Administrative agent fee		$ 15,000
Promissory Note Payable March 14 2025
Borrowings
Potential repayable advance	763,000
Principal amount	530,000
Administrative agent fee	$ 27,000
Base Rate
Borrowings
Minimum base rate for interest					1.00%
Fixed interest rate percentage					1.00%									1.00%
Agile Lending LLC | Secured Debt
Borrowings
Potential repayable advance										$ 530,000		$ 315,000
Loans from Maltese government | Trust Stamp Malta Limited
Borrowings
Potential repayable advance			€ 800		€ 800								$ 858,000	$ 858,000
Percentage of payroll cost covered by advance			75.00%	75.00%
Term of payroll costs covered by advance			24 months	24 months
Employment term for receiving advances			36 months	36 months
Proceeds from non-convertible notes						$ 892,000		$ 884,000
Spread on variable rate					2.00%
Loan interest rate						6.50%	4.50%	4.50%	2.50%
Loans from Maltese government | Trust Stamp Malta Limited | Minimum
Borrowings
Percentage of pre-tax profits per annum to be repaid					10.00%
Loans from Maltese government | Trust Stamp Malta Limited | Maximum
Borrowings
Percentage of pre-tax profits per annum to be repaid					15.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate
Borrowings
Spread on variable rate					2.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate | Minimum
Borrowings
Percentage of pre-tax profits per annum to be repaid					10.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate | Maximum
Borrowings
Percentage of pre-tax profits per annum to be repaid					15.00%